Jun. 18, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Balanced Fund
Touchstone Balanced Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone Large Cap Focused Fund
Touchstone Small Company Fund

Supplement to the Prospectus dated March 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge Load Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Balanced Fund, Touchstone International Equity Fund, Touchstone Large Cap Focused Fund, and Touchstone Small Company Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone International Equity Fund
Touchstone International Equity Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone Large Cap Focused Fund
Touchstone Small Company Fund

Supplement to the Prospectus dated March 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge Load Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Balanced Fund, Touchstone International Equity Fund, Touchstone Large Cap Focused Fund, and Touchstone Small Company Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Focused Fund
Touchstone Large Cap Focused Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone Large Cap Focused Fund
Touchstone Small Company Fund

Supplement to the Prospectus dated March 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge Load Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Balanced Fund, Touchstone International Equity Fund, Touchstone Large Cap Focused Fund, and Touchstone Small Company Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Small Company Fund
Touchstone Small Company Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Balanced Fund
Touchstone International Equity Fund
Touchstone Large Cap Focused Fund
Touchstone Small Company Fund

Supplement to the Prospectus dated March 30, 2018

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge Load Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Balanced Fund, Touchstone International Equity Fund, Touchstone Large Cap Focused Fund, and Touchstone Small Company Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the table in the "Class A Shares Charge" section is replaced with the following:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 34 and 53, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.